Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Shareholders' Equity [Abstract]
Summary of Risk Free Interest Rates
Year ended December 31%
2014	1.29
2013	0.60
2012	0.50

Schedule of Option Activity
		Weighted	Weighted
	Number of	Average	average grant date
	options	exercise price	fair value
		US$	US$
Options unexercised as of January 1, 2012	261,320

Granted	338,038	3.77	3.69
Exercised	-	-	-
Expired	(6,240)	10.20	11.46
Forfeited	(40,732)	4.01	15.77

Options unexercised as of December 31, 2012	552,386

Granted	557,000	3.86	3.86
Exercised	-	-	-
Expired	(4,563)	9.71	12.82
Forfeited	(83,752)	3.81	3.81

Options unexercised as of December 31, 2013	1,021,071

Granted	132,608	1.31	0.91
Exercised	-	-	-
Expired	(29,564)	12.47	1.52
Forfeited	(143,875)	7.15	3.04

Options unexercised as of December 31, 2014	980,240

Summary of Options Outstanding
	Options outstanding			Options exercisable
	Number of	Weighted		Number of
	shares	average		exercisable
	unexercised as of	remaining	Average	shares as of	Average
	December 31	contractual	exercise	December 31	exercise
Rates of exercise	2014	life	price	2014	price
prices in US$		In years	US$		US$
1.00-2.99	132,608	5.70	1.31	-	-
3.00-3.80	502,600	1.89	3.56	441,987	3.59
4.00-5.44	337,192	3.12	4.28	193,894	4.25
7.50-9.84	1,500	1.86	9.60	1,500	9.60
10.24-14.88	6,340	1.26	14.88	6,340	14.88

	980,240			643,721